POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value of plan assets
Net liability at end of year	$ 250	$ 642
Pension defined benefit plans
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	590
Service cost	22	38
Interest cost / interest income	25	15
Actuarial (gain) loss due to financial assumption changes	7	(853)
Actuarial (gain) loss due to demographic assumption changes	0	(4)
Actuarial experience adjustments	(11)	51
Defined benefit obligation at end of year	216	590
Changes in fair value of plan assets
Defined benefit obligation at beginning of year	590
Interest cost / interest income	25	15
Loss (return) on plan assets (excluding interest income)	(21)	687
Administrative expenses paid from plan assets	9	10
Defined benefit obligation at end of year	216	590
Net liability at end of year	216	590
Pension defined benefit plans | Defined benefit obligation
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	2,354	3,034
Defined benefit obligation through business combinations	6	159
Service cost	22	38
Interest cost / interest income	94	78
Participant contributions	1	2
Foreign currency exchange translation	(24)	(4)
Actuarial (gain) loss due to financial assumption changes	7	(853)
Actuarial (gain) loss due to demographic assumption changes	0	(4)
Actuarial experience adjustments	(11)	51
Benefits paid from plan assets	(107)	(127)
Benefits paid from employer	(14)	(20)
Disposals	(1,674)	0
Defined benefit obligation at end of year	654	2,354
Changes in fair value of plan assets
Defined benefit obligation at beginning of year	2,354	3,034
Fair value of plan assets through business combinations	6	159
Interest cost / interest income	94	78
Foreign currency exchange translation	(24)	(4)
Participant contributions	1	2
Benefits paid from plan assets	(107)	(127)
Benefits paid from employer	(14)	(20)
Disposals	(1,674)	0
Defined benefit obligation at end of year	654	2,354
Pension defined benefit plans | Fair value of plan assets
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	(1,764)	(2,400)
Defined benefit obligation through business combinations	(8)	(150)
Interest cost / interest income	(69)	(63)
Participant contributions	(1)	(2)
Foreign currency exchange translation	(9)	55
Benefits paid from plan assets	110	128
Benefits paid from employer	8	15
Disposals	1,343	0
Defined benefit obligation at end of year	(438)	(1,764)
Changes in fair value of plan assets
Defined benefit obligation at beginning of year	(1,764)	(2,400)
Fair value of plan assets through business combinations	(8)	(150)
Interest cost / interest income	(69)	(63)
Loss (return) on plan assets (excluding interest income)	(21)	687
Foreign currency exchange translation	(9)	55
Employer contributions	(36)	(43)
Participant contributions	(1)	(2)
Employer direct settlements	0	(1)
Benefits paid from plan assets	110	128
Benefits paid from employer	8	15
Administrative expenses paid from plan assets	9	10
Disposals	1,343	0
Defined benefit obligation at end of year	(438)	(1,764)
Post-Retirement Insurance Benefit Plans
Changes in fair value of plan assets
Net liability at end of year	$ 34	$ 52